Liabilities Subject to Compromise (Tables)	12 Months Ended
Dec. 31, 2015
Liabilities Subject to Compromise [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
ENERGY FUTURE HOLDINGS CORP. (PARENT), A DEBTOR-IN-POSSESSION SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF REGISTRANT CONDENSED STATEMENTS OF INCOME (LOSS) (Millions of Dollars)

	Year Ended December 31,
	2015	2014	2013
Selling, general and administrative expenses	$(58)	$(61)	$(45)
Other income	22	—	568
Other deductions	—	(108)	(646)
Interest income	3	74	132
Interest expense and related charges	—	(83)	(411)
Reorganization items (Note 4)	606	(27)	—
Loss before income taxes and equity in earnings of unconsolidated subsidiaries	573	(205)	(402)
Income tax (expense) benefit	(9)	60	141
Equity in losses of consolidated subsidiaries (net of tax)	(6,240)	(6,610)	(2,399)
Equity in earnings of unconsolidated subsidiaries (net of tax)	334	349	335
Net loss	(5,342)	(6,406)	(2,325)
Net loss attributable to noncontrolling interests	—	—	107
Net loss attributable to EFH Corp. (parent)	$(5,342)	$(6,406)	$(2,218)

See Notes to the Financial Statements.

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Millions of Dollars)

	Year Ended December 31,
	2015	2014	2013
Net loss	$(5,342)	$(6,406)	$(2,325)
Other comprehensive income (loss) (net of tax (expense) benefit of $(2), $36 and $9)	4	(67)	(16)
Comprehensive loss	(5,338)	(6,473)	(2,341)
Comprehensive loss attributable to noncontrolling interests	—	—	107
Comprehensive loss attributable to EFH Corp. (parent)	$(5,338)	$(6,473)	$(2,234)

See Notes to the Financial Statements.

ENERGY FUTURE HOLDINGS CORP. (PARENT), A DEBTOR-IN-POSSESSION SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF REGISTRANT CONDENSED STATEMENTS OF CASH FLOWS (Millions of Dollars)

	Year Ended December 31,
	2015	2014	2013
Cash flows — operating activities
Net loss	$(5,342)	$(6,406)	$(2,325)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Equity in losses of consolidated subsidiaries	6,240	6,610	2,399
Equity in earnings of unconsolidated subsidiaries	(334)	(349)	(335)
Deferred income tax expense (benefit) — net	23	3	10
Gain on settlement of debt held by affiliates (Note 4)	(1,283)	—	—
Gain on settlement of interest on debt held by affiliates (Note 4)	(35)	—	—
Adjustment to intercompany claims pursuant to the Settlement Agreement (Note 4)	341	—	—
Noncash adjustment for estimated allowed claims related to debt (Note 4)	354	—	—
Sponsor management agreement settlement (Note 4)	(27)	—	—
Reduction in reserve recorded for income tax receivable (Note 3)	(22)	—	—
Income tax benefit due to IRS audit resolutions	—	(14)	(132)
Reserve for income tax receivable from TCEH	—	91	—
Gain on debt exchanges	—	—	(566)
Impairment of investment in debt of affiliates	—	—	70
Reserve for intercompany receivables	—	17	642
Amortization of debt related costs	—	12	36
Other, net	—	—	2
Changes in operating assets and liabilities:
Changes in assets	29	13	100
Changes in liabilities	135	158	(75)
Cash provided by (used in) operating activities	79	135	(174)
Cash flows — financing activities
Distributions received from subsidiaries	—	—	690
Change in notes/advances — affiliate	16	60	(622)
Other, net	—	—	(5)
Cash provided by financing activities	16	60	63
Cash flows — investing activities
Other, net	1	—	9
Cash provided by investing activities	1	—	9
Net change in cash and cash equivalents	96	195	(102)
Cash and cash equivalents — beginning balance	392	197	299
Cash and cash equivalents — ending balance	$488	$392	$197
ENERGY FUTURE HOLDINGS CORP. (PARENT), A DEBTOR-IN-POSSESSION SCHEDULE I — CONDENSED FINANCIAL INFORMATION OF REGISTRANT CONDENSED BALANCE SHEETS (Millions of Dollars)

	December 31,
	2015	2014
ASSETS
Current assets:
Cash and cash equivalents	$488	$392
Accounts receivable from subsidiaries	8	6
Prepayments	2	7
Total current assets	498	405
Receivables from unconsolidated subsidiary	—	47
Investment in debt of subsidiaries (Note 2)	—	39
Other investments	24	60
Other noncurrent assets	5	3
Total assets	$527	$554
LIABILITIES AND EQUITY
Current liabilities:
Payables to subsidiaries	$33	$—
Trade accounts payable	5	1
Notes payable to affiliates	5	8
Accumulated deferred income taxes	—	18
Accrued taxes	17	69
Other current liabilities	42	40
Total current liabilities	102	136
Liabilities subject to compromise (Note 5)	1,409	1,899
Accumulated deferred income taxes	400	368
Payable to subsidiaries	18	7
Other noncurrent liabilities and deferred credits	248	374
Total liabilities	2,177	2,784
Commitments and Contingencies (Note 7)
Equity investment in consolidated subsidiaries	23,411	17,493
Shareholders' equity	(25,061)	(19,723)
Total equity	(1,650)	(2,230)
Total liabilities and equity	$527	$554
See Notes to the Financial Statements.

1.	BASIS OF PRESENTATION

The accompanying unconsolidated condensed balance sheets, statements of income (loss) and cash flows present results of operations and cash flows of EFH Corp. (Parent). Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been omitted pursuant to the rules of the SEC. Because the unconsolidated condensed financial statements do not include all of the information and footnotes required by US GAAP, they should be read in conjunction with the financial statements and related notes of Energy Future Holdings Corp. and Subsidiaries included in Item 8 of this Annual Report on Form 10-K. EFH Corp.'s subsidiaries have been accounted for under the equity method. All dollar amounts in the financial statements and tables in the notes are stated in millions of US dollars unless otherwise indicated.

2.	INVESTMENT IN DEBT OF SUBSIDIARY

As a result of debt exchanges and purchases in 2009 through 2011, EFH Corp. (Parent) held debt securities of TCEH with carrying values totaling $39 million at December 31, 2014, reported as investment in debt of subsidiaries. The amounts of TCEH debt held by EFH Corp. (Parent) were eliminated as a result of the Settlement Agreement approved by the Bankruptcy Court in December 2015. This resulted in a loss of $33 million recorded in reorganization items.

As of December 31, 2014, all of these debt securities were classified as available-for-sale. In accordance with accounting guidance for investments classified as available-for-sale, the securities were recorded at fair value and unrealized gains or losses were recorded in other comprehensive income unless such losses were other than temporary, in which case they were reported as impairments. The principal amounts, coupon rates, maturities and carrying value were as follows as of December 31, 2014:

	December 31, 2014
	Principal Amount	Carrying Value (a)
Available-for-sale securities:
TCEH 4.730% Term Loan Facilities maturing October 10, 2017	$19	$12
TCEH 10.25% Fixed Senior Notes due November 1, 2015 (includes $102 million principal amount of Series B Notes)	284	27
Total available-for-sale securities	$303	$39
_____________

(a)	Carrying value equals fair value.

Impairments — In 2015 and 2013, we deemed the declines in value of the TCEH debt securities were other than temporary and recorded impairments totaling $6 million and $70 million, respectively, as reductions of interest income. Our assessment considered that the securities were in a loss position for more than 12 months and that declines in natural gas prices and other corresponding effects on the profitability and cash flows of TCEH (which has below investment grade credit ratings) were unlikely to reverse in the near term. No cumulative unrealized losses were recorded in accumulated other comprehensive income at December 31, 2013.

Interest income recorded on these investments was as follows:

	Year Ended December 31,
	2015	2014	2013
Available-for-sale securities:
Interest received/accrued	$—	$12	$30
Impairments related to issuer credit	(6)	—	(70)
Total interest income	$(6)	$12	$(40)

We determine fair value under the fair value hierarchy established in accounting standards. Under the fair value hierarchy, Level 2 valuations are based on evaluated prices that reflect observable market information, such as actual trade information of similar securities, adjusted for observable differences. The fair value of our investment in debt of subsidiaries was estimated at the lesser of either the call price or the market value as determined by broker quotes and quoted market prices for similar securities in active markets. As of December 31, 2014, the fair values of our investment in debt of subsidiaries represent Level 2 valuations.
AFFILIATE BALANCES

Settlement Agreement

The Settling Parties entered into a settlement agreement (the Settlement Agreement) in August 2015 (as amended in September 2015) to compromise and settle, among other things (a) intercompany claims among the Debtors, (b) claims and causes of actions against holders of first lien claims against TCEH and the agents under the TCEH Senior Secured Facilities, (c) claims and causes of action against holders of interests in EFH Corp. and certain related entities and (d) claims and causes of action against each of the Debtors' current and former directors, the Sponsor Group, managers and officers and other related entities. The Settlement Agreement is expected to remain effective regardless of whether the EFH Acquisition is completed. The Bankruptcy Court approved the Settlement Agreement in December 2015.

In December 2015, pursuant to the approved Settlement Agreement, Backstop Agreement, Merger Agreement and Plan of Reorganization, EFH Corp. (Parent) recorded a gain for an adjustment related to the Sponsor Group's agreement to forego claims related to a management agreement of $64 million, which is reported in our statement of consolidated income (loss) in reorganization items. Additionally, we recorded adjustments to eliminate all intercompany claims among the debtors except for a TCEH unsecured claim against EFH Corp. of $700 million as contemplated by the Plan of Reorganization and a gain of $408 million was recorded in reorganization items related to the forgiveness of an income tax payable due to EFIH. Further, pursuant to the Settlement Agreement, EFH Corp. (Parent) recorded a gain of $1.283 billion related to forgiveness of debt held by affiliates.

Other

The EFH Corp. (Parent) net income tax receivable from TCEH was reduced during the year ended December 31, 2015, resulting in a credit to the existing reserve of $22 million, which is reported in other income.

EFH Corp. (Parent) fully reserved a net income tax receivable from TCEH, resulting in a charge of $91 million at December 31, 2014, reported in other deductions. EFH Corp. (Parent) also fully reserved pre-petition interest receivable from EFCH, resulting in a charge of $14 million at December 31, 2014, reported in other deductions. EFH Corp. (Parent) also fully reserved a pre-petition intercompany accounts receivable because of significant uncertainty regarding its ultimate settlement, resulting in a charge of $3 million at December 31, 2014, reported in other deductions.

On April 29, 2014, EFH Corp. and the substantial majority of its direct and indirect subsidiaries, including EFIH, EFCH and TCEH but excluding the Oncor Ring-Fenced Entities, filed voluntary petitions for relief under Chapter 11 of the United States Bankruptcy Code in the United States Bankruptcy Court for the District of Delaware. Prior to December 31, 2013, EFH Corp. (Parent) had entered into certain transactions with its subsidiaries that upon the Bankruptcy Filing resulted in unsecured prepetition liabilities on the part of the subsidiaries that are subject to settlement under a Chapter 11 plan. Because of the significant uncertainty regarding the ultimate settlement of these amounts, in the fourth quarter 2013 EFH Corp. (Parent) fully reserved the following receivables:

•
A net income tax receivable from TCEH was fully reserved, resulting in a charge of $534 million, reported in other deductions. The receivable arose from a Federal and State Income Tax Allocation Agreement, which provides, among other things, that each of EFCH, EFIH, TCEH and other subsidiaries under the agreement is required to make payments to EFH Corp. in an amount calculated to approximate the amount of tax liability such entity would have owed if it filed a separate corporate tax return.

•
A demand note receivable from EFCH was fully reserved, resulting in a charge of $103 million reported in other deductions. The receivable arose from borrowings by EFCH to repay certain outstanding debt as it became due.

•
An interest receivable from TCEH was fully reserved, resulting in a charge of $5 million reported in other deductions. The receivable represented accrued interest related to the EFH Corp.'s holdings of TCEH debt securities.

In addition, in the fourth quarter 2013, EFH Corp. (Parent) determined that the likelihood that receivables and payables with certain of its direct subsidiaries would be cash settled was remote. As such $899 million of corporate affiliate receivables and $1.350 billion of corporate affiliate payables were reclassified to equity investment in consolidated subsidiaries. Substantially all of the affiliates represent discontinued operations and are no longer active.
REORGANIZATION ITEMS

Expenses and income directly associated with the Chapter 11 Cases are reported separately in the condensed statements of income (loss) as reorganization items as required by ASC 852, Reorganizations. Reorganization items also include adjustments to reflect the carrying value of liabilities subject to compromise (LSTC) at their estimated allowed claim amounts, as such adjustments are determined. The following table presents reorganization items incurred in the year ended December 31, 2015 and the post-petition period ended December 31, 2014 as reported in the condensed statement of income (loss):

	Year Ended December 31, 2015	Post-Petition Period Ended December 31, 2014
Expenses related to legal advisory and representation services	$56	$13
Expenses related to other professional consulting and advisory services	26	13
Noncash adjustment for estimated allowed claims related to debt	354	—
Adjustment to intercompany claims pursuant to settlement agreement	341	—
Gain on settlement of debt held by affiliates	(1,283)	—
Gain on settlement of interest on debt held by affiliates	(35)	—
Sponsor management agreement settlement	(64)	—
Contract claims adjustments	(2)	—
Other reorganization items	1	1
Total reorganization items	$(606)	$27
LIABILITIES SUBJECT TO COMPROMISE

The amounts classified as liabilities subject to compromise (LSTC) reflect the company's estimate of pre-petition liabilities and other expected allowed claims to be addressed in the Chapter 11 Cases and may be subject to future adjustment as the Chapter 11 Cases proceed. Prior to December 2015, debt amounts include related unamortized deferred financing costs and discounts/premiums. Amounts classified to LSTC do not include pre-petition liabilities that are fully secured by letters of credit or cash deposits. The following table presents LSTC as reported in the condensed consolidated balance sheets at December 31, 2015 and 2014:

	December 31,
	2015	2014
Notes, loans and other debt	$640	$1,577
Accrued interest on notes, loans and other debt	20	57
Tax sharing liability	—	212
Trade accounts payable and accrued liabilities	49	52
Advances and other payables to affiliates	700	1
Total liabilities subject to compromise	$1,409	$1,899

GUARANTEES

As discussed below, EFH Corp. (Parent) has entered into contracts that contain guarantees to unaffiliated parties that could require performance or payment under certain conditions. Material guarantees are discussed below.

Assumption of Indebtedness — In prior periods, EFCH purchased an electric co-op's minority ownership interest in the Comanche Peak nuclear generation facilities and assumed the co-op's indebtedness to the US government related to the co-op's investment in the facilities (without the co-op being released from its obligations under such indebtedness). EFCH is making principal and interest payments in an amount sufficient to satisfy the co-op's requirements under the indebtedness. In the event that payments on the indebtedness are not made in a timely manner, the US government would be entitled to enforce the payment of the debt against EFCH. At December 31, 2015, the balance of the indebtedness on EFCH's balance sheet was $37 million with maturities of principal and interest extending to December 2021. The indebtedness is secured by a lien on the Comanche Peak generation facilities. EFH Corp. (Parent) has guaranteed EFCH's obligation under this agreement.
COMMITMENTS AND CONTINGENCIES

In August 2014, the Bankruptcy Court entered an order establishing discovery procedures governing, among other things, certain prepetition transactions among the various Debtors' estates, including EFH Corp. (Parent). In February 2015, the ad hoc group of TCEH unsecured creditors; the official committee representing unsecured interests at EFCH and its direct subsidiary, TCEH; and the official committee representing unsecured interests at EFH and EFIH filed motions with the Bankruptcy Court seeking standing to prosecute derivative claims on behalf of TCEH relating to certain of these prepetition transactions. These claims were released effective when the Bankruptcy Court approved the Settlement Agreement.

The Settlement Agreement was approved in December 2015 and is expected to remain effective even if the Plan of Reorganization does not become effective.

DIVIDEND RESTRICTIONS

Under applicable law, EFH Corp. (Parent) is prohibited from paying any dividend to the extent that immediately following payment of such dividend, there would be no statutory surplus or we would be insolvent. In addition, due to the Bankruptcy Filing, no dividends are eligible to be paid without the approval of the Bankruptcy Court. EFH Corp. (Parent) has not declared or paid any dividends since the Merger.

EFH Corp. (Parent) received no dividends from its consolidated subsidiaries in the years ended December 31, 2015 and 2014. EFH Corp. (Parent) received dividends from its consolidated subsidiaries totaling $690 million for the year ended December 31, 2013.

SUPPLEMENTAL CASH FLOW INFORMATION

	Year Ended December 31,
	2015	2014	2013
Cash payments (receipts) related to:
Interest paid	$—	$30	$525
Income taxes	(134)	(243)	(224)
Reorganization items (a)	68	14	—

___________

(a)	Represents cash payments for legal and other consulting services.

Liabilities Subject To Compromise
The amounts classified as liabilities subject to compromise (LSTC) reflect the company's estimate of pre-petition liabilities and other expected allowed claims to be addressed in the Chapter 11 Cases and may be subject to future adjustment as the Chapter 11 Cases proceed. Prior to December 2015, debt amounts include related unamortized deferred financing costs and discounts/premiums. Amounts classified to LSTC do not include pre-petition liabilities that are fully collateralized by letters of credit or cash deposits. The following table presents LSTC as reported in the consolidated balance sheets at December 31, 2015 and 2014:

	December 31,
	2015	2014
Notes, loans and other debt per the following table	$35,560	$35,124
Accrued interest on notes, loans and other debt	745	804
Net liability under terminated TCEH interest rate swap and natural gas hedging agreements (Note 17)	1,243	1,235
Trade accounts payable and other expected allowed claims	238	269
Total liabilities subject to compromise	$37,786	$37,432

Schedule of Long-term Debt Instruments [Table Text Block]
Long-Term Debt Not Subject to Compromise — Amounts presented in the table below represent pre-petition liabilities that are not subject to compromise due to the debt being fully collateralized or specific orders from the Bankruptcy Court approving repayment of the debt.

	December 31,
	2015	2014
EFH Corp. (parent entity)
8.82% Non-Debtor Building Financing due semiannually through February 11, 2022	$35	$40
Unamortized fair value premium (a)	6	7
Total EFH Corp.	41	47
EFCH
9.58% Fixed Notes due in annual installments through December 4, 2019 (b)	13	21
8.254% Fixed Notes due in quarterly installments through December 31, 2021 (b)	24	29
Unamortized fair value discount (a)	(2)	(3)
Total EFCH	35	47
TCEH
7.48% Fixed Secured Facility Bonds with amortizing payments through January 2017 (c)	13	25
7.46% Fixed Secured Facility Bonds with amortizing payments through January 2015 (c)	—	4
Capital lease obligations	5	44
Other	2	2
Unamortized discount	(1)	(2)
Total TCEH	19	73
Total EFH Corp. consolidated	95	167
Less amounts due currently	(35)	(39)
Total long-term debt not subject to compromise	$60	$128
____________

(a)	Amount represents unamortized fair value adjustments recorded under purchase accounting.

(b)	Approved by the Bankruptcy Court for repayment.

(c)	Debt issued by trust and secured by assets held by the trust.

	December 31,
	2015	2014
EFH Corp. (parent entity)
9.75% Fixed Senior Notes due October 15, 2019	$2	$2
10% Fixed Senior Notes due January 15, 2020	3	3
10.875% Fixed Senior Notes due November 1, 2017	33	33
11.25% / 12.00% Senior Toggle Notes due November 1, 2017	27	27
5.55% Fixed Series P Senior Notes due November 15, 2014 (a)	89	90
6.50% Fixed Series Q Senior Notes due November 15, 2024 (a)	198	201
6.55% Fixed Series R Senior Notes due November 15, 2034 (a)	288	291
Unamortized fair value discount (b)	—	(118)
Total EFH Corp.	640	529
EFIH
11% Fixed Senior Secured Second Lien Notes due October 1, 2021	322	406
11.75% Fixed Senior Secured Second Lien Notes due March 1, 2022	1,389	1,750
11.25% / 12.25% Senior Toggle Notes due December 1, 2018	1,530	1,566
9.75% Fixed Senior Notes due October 15, 2019	2	2
Unamortized premium (b)	—	243
Unamortized discount (b)	—	(121)
Total EFIH	3,243	3,846
EFCH
Floating Rate Junior Subordinated Debentures, Series D due January 30, 2037	1	1
8.175% Fixed Junior Subordinated Debentures, Series E due January 30, 2037	8	8
Unamortized fair value discount (b)	—	(1)
Total EFCH	9	8
TCEH
Senior Secured Facilities:
TCEH Floating Rate Term Loan Facilities due October 10, 2014	3,809	3,809
TCEH Floating Rate Letter of Credit Facility due October 10, 2014	42	42
TCEH Floating Rate Revolving Credit Facility due October 10, 2016	$2,054	$2,054

	December 31,
	2015	2014
TCEH Floating Rate Term Loan Facilities due October 10, 2017 (a)	15,691	15,691
TCEH Floating Rate Letter of Credit Facility due October 10, 2017	1,020	1,020
11.5% Fixed Senior Secured Notes due October 1, 2020	1,750	1,750
15% Fixed Senior Secured Second Lien Notes due April 1, 2021	336	336
15% Fixed Senior Secured Second Lien Notes due April 1, 2021, Series B	1,235	1,235
10.25% Fixed Senior Notes due November 1, 2015 (a)	1,833	1,833
10.25% Fixed Senior Notes due November 1, 2015, Series B (a)	1,292	1,292
10.50% / 11.25% Senior Toggle Notes due November 1, 2016	1,749	1,749
Pollution Control Revenue Bonds:
Brazos River Authority:
5.40% Fixed Series 1994A due May 1, 2029	39	39
7.70% Fixed Series 1999A due April 1, 2033	111	111
7.70% Fixed Series 1999C due March 1, 2032	50	50
8.25% Fixed Series 2001A due October 1, 2030	71	71
8.25% Fixed Series 2001D-1 due May 1, 2033	171	171
6.30% Fixed Series 2003B due July 1, 2032	39	39
6.75% Fixed Series 2003C due October 1, 2038	52	52
5.40% Fixed Series 2003D due October 1, 2029	31	31
5.00% Fixed Series 2006 due March 1, 2041	100	100
Sabine River Authority of Texas:
6.45% Fixed Series 2000A due June 1, 2021	51	51
5.20% Fixed Series 2001C due May 1, 2028	70	70
5.80% Fixed Series 2003A due July 1, 2022	12	12
6.15% Fixed Series 2003B due August 1, 2022	45	45
Trinity River Authority of Texas:
6.25% Fixed Series 2000A due May 1, 2028	14	14
Unamortized fair value discount related to pollution control revenue bonds (b)	—	(103)
Other:
Other	1	1
Unamortized discount (b)	—	(91)
Total TCEH	31,668	31,474
Deferred debt issuance and extension costs (b)	—	(733)
Total EFH Corp. consolidated notes, loans and other debt	$35,560	$35,124
___________

(a)
Excludes the following principal amounts of debt held by EFIH or EFH Corp. (parent entity). The amounts of TCEH debt held by EFIH or EFH Corp. (parent entity) were eliminated as a result of the Settlement Agreement approved by the Bankruptcy Court in December 2015. See Note 2 for discussion of the Settlement Agreement.

.

December 31,
2014
EFH Corp. 5.55% Fixed Series P Senior Notes due November 15, 2014	281
EFH Corp. 6.50% Fixed Series Q Senior Notes due November 15, 2024	545
EFH Corp. 6.55% Fixed Series R Senior Notes due November 15, 2034	456
TCEH Floating Rate Term Loan Facilities due October 10, 2017	19
TCEH 10.25% Fixed Senior Notes due November 1, 2015	213
TCEH 10.25% Fixed Senior Notes due November 1, 2015, Series B	150
Total	$1,664

(b)
Due to the Settlement Agreement our pre-petition notes, loans and other debt reported as liabilities subject to compromise were updated to reflect our expected allowed claim amounts, resulting in the write-off to reorganization items of unamortized deferred debt issuance and extension costs, premiums and discounts classified as LSTC (see Note 11).